COMMITMENTS (Tables)	12 Months Ended
Jan. 03, 2015
Commitments and Contingencies
Minimum annual rental commitments on operating leases
Year	(In millions)

2015	$50.9
2016	37.4
2017	22.3
2018	13.6
2019	10.3
2020 and thereafter	39.3

Total minimum lease payments	$173.8